JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
LOAN ASSIGNMENTS — 85.5%(a)
Aerospace & Defense — 1.6%
Bombardier Recreational Products, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 2.17%, 12/30/2027(b)	2,453	2,267
MacDonald Dettwiler and Associates Ltd., Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 2.93%, 10/4/2024(b)	3,095	2,957
TransDigm Group, Inc., 1st Lien Term Loan F (ICE LIBOR USD 1 Month + 2.25%), 2.42%, 12/9/2025(b)	7,576	6,921

		12,145

Air Freight & Logistics — 0.3%
XPO Logistics, Inc., Term Loan (ICE LIBOR USD 1 Month + 2.00%), 2.17%, 2/24/2025(b)	2,098	2,039

Airlines — 0.7%
American Airlines, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 2.18%, 12/15/2023(b)	3,455	2,591
WestJet Airlines Ltd., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.00%), 4.00%, 12/11/2026(b)	3,651	2,657

		5,248

Auto Components — 1.4%
Adient US LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 5.20%, 5/6/2024(b)	3,276	3,092
Tenneco, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.17%, 10/1/2025(b)	4,978	3,989
USI, Inc., Term Loan (ICE LIBOR USD 1 Month + 3.00%), 3.17%, 5/16/2024(b)	3,346	3,209

		10,290

Automobiles — 0.9%
Scientific Games International, Inc., 1st Lien Term Loan B-5 (ICE LIBOR USD 1 Month + 2.75%; ICE LIBOR USD 2 Month + 2.75%; ICE LIBOR USD 3 Month + 2.75%), 3.48%, 8/14/2024(b)	7,271	6,493

Building Products — 0.6%
Advanced Drainage Systems, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 2.63%, 7/31/2026(b)	1,798	1,755
Summit Materials LLC, Term Loan (ICE LIBOR USD 1 Month + 2.00%), 2.17%, 11/21/2024(b)	2,849	2,726

		4,481

Chemicals — 3.6%
Axalta Coating Systems US Holdings, Inc., Term Loan B (ICE LIBOR USD 3 Month + 1.75%), 3.20%, 6/1/2024(b)	4,576	4,463
Gates Global LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.75%, 4/1/2024(b)	5,238	5,009
INEOS Enterprises Holdings Ltd., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.50%, 8/28/2026(b)(c)	3,091	2,935
Momentive Performance, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.43%, 5/15/2024(b)	5,494	5,151
Pelican Products, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.50%, 5/1/2025(b)	3,418	3,025
Pelican Products, Inc., 2nd Lien Term Loan (ICE LIBOR USD 3 Month + 7.75%), 8.75%, 5/1/2026(b)	2,205	1,728
Trinseo Materials Operating SCA, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 2.17%, 9/6/2024(b)(c)	1,936	1,840
Tronox Finance LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%; ICE LIBOR USD 3 Month + 2.75%), 3.45%, 9/23/2024(b)	2,758	2,640

		26,791

Commercial Services & Supplies — 1.0%
Prime Security Services Borrower LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.25%, 9/23/2026(b)	7,402	7,205

Communications Equipment — 2.1%
API Group Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 2.67%, 10/1/2026(b)(c)	4,266	4,094
Avaya, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 4.43%, 12/15/2024(b)	3,697	3,434
CommScope, Inc., 1st Lien Term Loan B-2 (ICE LIBOR USD 1 Month + 3.25%), 3.42%, 4/6/2026(b)	6,802	6,522

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Plantronics, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%; ICE LIBOR USD 3 Month + 2.50%), 2.79%, 7/2/2025(b)	1,790	1,425

		15,475

Construction & Engineering — 1.2%
Pike Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.25%, 7/24/2026(b)	5,758	5,634
Zekelman Industries, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.25%), 2.42%, 1/24/2027(b)	3,350	3,242

		8,876

Containers & Packaging — 2.8%
Berry Global, Inc., 1st Lien Term Loan W (ICE LIBOR USD 1 Month + 2.00%), 2.22%, 10/1/2022(b)	677	667
Berry Global, Inc., 1st Lien Term Loan X (ICE LIBOR USD 1 Month + 2.00%), 2.22%, 1/19/2024(b)	1,688	1,653
Bway Holding Co., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 4.56%, 4/3/2024(b)	6,620	6,019
Consolidated Container, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.75%, 5/22/2024(b)	4,011	3,867
Reynolds Group Holdings, Inc., Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.92%, 2/5/2023(b)	4,507	4,362
Ring Container Technologies LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.92%, 10/31/2024(b)	1,760	1,661
Viskase Cos., Inc., Initial Term Loan (ICE LIBOR USD 3 Month + 3.25%), 4.70%, 1/30/2021(b)	3,898	3,147

		21,376

Diversified Consumer Services — 1.9%
Allied Universal Holdco LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.25%), 4.42%, 7/10/2026(b)	3,388	3,284
Conservice LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.25%), 4.59%, 12/31/2100(b)(c)	2,525	2,437
Diamond Sports Group LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.42%, 8/24/2026(b)	4,968	4,254
St. George’s University Scholastic Services LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.25%, 7/17/2025(b)	4,616	4,385

		14,360

Diversified Financial Services — 0.6%
CVS Holdings I LP, Delayed Draw Term Loan (ICE LIBOR USD 1 Month + 4.25%), 3.23%, 8/31/2026(b)	502	451
Duff & Phelps Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.75%, 4/9/2027(b)	3,150	3,084
Quidditch Acquisition, Inc., 1st Lien Cov-Lite Term Loan (ICE LIBOR USD 3 Month + 7.00%), 8.45%, 3/21/2025(b)	1,588	1,321

		4,856

Diversified Telecommunication Services — 7.3%
Centurylink, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 2.42%, 3/15/2027(b)	14,800	14,182
Cincinnati Bell, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.25%, 10/2/2024(b)	6,545	6,482
Dawn Acquisition LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.75%), 5.20%, 12/31/2025(b)	3,179	2,914
Getty Images, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.50%), 4.69%, 2/19/2026(b)	3,986	3,515
Hargray Communications Group, Inc., Senior Secured Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.00%, 5/16/2024(b)	6,973	6,632
Intelsat Jackson Holdings, 1st Lien Term Loan (Luxembourg) (1-MONTH PRIME + 2.75%), 6.00%, 11/27/2023(b)	18,500	18,584
Windstream Corp., 1st Lien Term Loan B (1-MONTH PRIME + 5.00%), 8.25%, 3/29/2021(b)	6,318	3,657

		55,966

Electric Utilities — 2.0%
Calpine Construction Finance Co. LP, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.00%), 2.17%, 1/15/2025(b)	4,159	4,044
Carroll County Energy LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.95%, 2/16/2026(b)	3,648	3,456
Edgewater Generation LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 3.92%, 12/13/2025(b)	2,527	2,367

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Frontera Generation Holdings LLC, 1st Lien Senior Secured Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 5.39%, 5/2/2025(b)	3,045	1,864
Lightstone Holdco LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.75%, 1/30/2024(b)	3,860	3,135
Lightstone Holdco LLC, 1st Lien Term Loan C (ICE LIBOR USD 3 Month + 3.75%), 4.75%, 1/30/2024(b)	218	177

		15,043

Electrical Equipment — 1.4%
Brookfield WEC Holdings Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.40%, 8/1/2025(b)	7,101	6,930
Cortes NP Acquisition Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.33%, 3/2/2027(b)	3,485	3,337

		10,267

Electronic Equipment, Instruments & Components — 0.7%
II-VI, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 3.67%, 9/24/2026(b)	2,461	2,367
VeriFone Systems, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.00%), 4.38%, 8/20/2025(b)	3,248	2,627

		4,994

Entertainment — 1.0%
AMC Entertainment Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 4.08%, 4/22/2026(b)	3,432	2,613
Banijay Entertainment, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.00%, 3/4/2025(b)(c)	4,400	4,180
NAI Entertainment Holdings LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 3.50%, 5/8/2025(b)	1,399	1,035

		7,828

Equity Real Estate Investment Trusts (REITs) — 1.1%
ESH Hospitality, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 2.17%, 9/18/2026(b)	29	28
GGP, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.67%, 8/27/2025(b)	6,131	4,636
VICI Properties 1 LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 1.92%, 12/22/2024(b)	3,445	3,281

		7,945

Food & Staples Retailing — 1.2%
BJ’s Wholesale Club, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.25%), 2.44%, 2/3/2024(b)	2,140	2,097
Moran Foods LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 7.00%), 8.43%, 4/1/2024‡(b)	1,611	1,611
Moran Foods LLC, 1st Lien Term Loan B2 (ICE LIBOR USD 3 Month + 10.75%), 11.75%, 4/1/2025‡(b)	3,272	2,563
United Natural Foods, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 4.42%, 10/22/2025(b)	3,081	2,889

		9,160

Food Products — 3.6%
Atkins Nutritionals, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.75%, 7/7/2024(b)	2,427	2,384
B&G Foods, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.67%, 10/10/2026(b)	1,946	1,918
Dole Food Co., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.75%, 4/6/2024(b)	11,280	11,014
Hearthside Group Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.69%), 3.86%, 5/23/2025(b)	2,573	2,462
Hostess Brands LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.25%; ICE LIBOR USD 2 Month + 2.25%; ICE LIBOR USD 3 Month + 2.25%), 3.01%, 8/3/2025(b)	4,176	4,047
JBS USA LUX SA, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.00%), 3.07%, 5/1/2026(b)	5,281	5,094

		26,919

Health Care Providers & Services — 5.5%
CHG Healthcare Services, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 4.07%, 6/7/2023(b)	4,900	4,781
CVS Holdings I LP, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.25%), 4.61%, 7/31/2026(b)	2,862	2,570

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Envision Healthcare Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 3.92%, 10/10/2025(b)	5,893	3,833
Lifepoint Health, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 3.92%, 11/16/2025(b)	3,829	3,659
MultiPlan, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 4.20%, 6/7/2023(b)	6,934	6,647
Pearl Intermediate Parent LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.92%, 2/14/2025(b)	5,488	5,131
Petvet Care Centers LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 3.42%, 2/14/2025(b)	759	706
Tennessee Merger Sub, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.75%, 2/6/2024(b)	5,877	4,263
Tivity Health, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.25%), 5.42%, 3/6/2026(b)	2,457	2,164
U.S. Renal Care, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.00%), 5.19%, 6/26/2026(b)	2,873	2,732
WIRB Copernicus Group, Inc., 1st Lien term Loan B (ICE LIBOR USD 3 Month + 4.00%), 5.24%, 1/8/2027(b)	5,715	5,551

		42,037

Hotels, Restaurants & Leisure — 5.6%
1011778 BC ULC, 1st Lien Term Loan B (Canada) (ICE LIBOR USD 1 Month + 1.75%), 1.92%, 11/19/2026(b)	9,787	9,383
CEOC LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 2.17%, 10/7/2024(b)	4,272	4,146
Club Corp Holdings, Inc., Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 4.20%, 9/18/2024(b)	3,175	2,768
Gateway Casinos & Entertainment Ltd., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.00%), 4.45%, 12/1/2023(b)	9,511	7,018
Golden Nugget, Inc., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 2.50%; ICE LIBOR USD 3 Month + 2.50%), 3.46%, 10/4/2023(b)(c)	4,191	3,590
Hanjin International Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 2.67%, 10/19/2020(b)	2,837	2,440
IRB Holding Corp., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 3.75%, 2/5/2025(b)	6,683	6,278
Stars Group Holdings BV, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.95%, 7/10/2025(b)(c)	1,900	1,873
UFC Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 4.25%, 4/29/2026(b)	3,961	3,791
Whataburger, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.01%, 7/31/2026(b)	1,403	1,345

		42,632

Household Products — 1.2%
Clover Merger Sub, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 3.67%, 9/26/2024(b)	5,059	4,819
Kik Custom Products, 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 4.00%), 5.00%, 5/15/2023(b)	4,275	4,076

		8,895

Independent Power and Renewable Electricity Producers — 0.7%
ExGen Renewables IV LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.00%), 3.37%, 11/28/2024(b)	2,737	2,655
Invenergy LLC, Term Loan (ICE LIBOR USD 1 Month + 3.00%), 3.17%, 8/28/2025(b)	2,371	2,341

		4,996

Insurance — 1.8%
Asurion LLC, 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 6.50%), 6.67%, 8/4/2025(b)	2,444	2,430
Asurion LLC, Term Loan B-6 (ICE LIBOR USD 1 Month + 3.00%), 3.17%, 11/3/2023(b)	1,746	1,699
Asurion LLC, Term Loan B-7 (ICE LIBOR USD 1 Month + 3.00%), 3.17%, 11/3/2024(b)	5,850	5,677
HUB International Ltd., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 3.00%; ICE LIBOR USD 3 Month + 2.75%), 4.02%, 4/25/2025(b)	3,879	3,730

		13,536

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
IT Services — 1.8%
Dun & Bradstreet Corp. (The), 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.17%, 2/6/2026(b)	3,186	3,097
Exela Intermediate LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 6.50%), 8.38%, 7/12/2023(b)	5,522	1,270
Go Daddy Group, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 1.92%, 2/15/2024(b)(c)	2,714	2,654
Rackspace Hosting, Inc., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 3.00%; ICE LIBOR USD 3 Month + 3.00%), 4.00%, 11/3/2023(b)	2,410	2,342
Zayo Group LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.17%, 3/9/2027(b)	4,165	4,001

		13,364

Leisure Products — 1.6%
Bombardier Recreational Products, Inc., 1st Lien Term Loan B2 (ICE LIBOR USD 3 Month + 5.00%), 6.00%, 12/30/2023(b)	890	883
Delta 2 SARL, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 3.50%, 2/1/2024(b)	2,466	2,322
FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 10.00%), 12.00%, 5/16/2022‡(b)	5,157	5,157
FGI Operating Co. LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 4.25%, 12/31/2100(b)(d)	21,042	—	(e)
Pure Fishing, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 4.67%, 12/22/2025(b)	3,422	2,559
Steinway Musical Instruments, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.75%, 2/14/2025(b)	1,042	964

		11,885

Life Sciences Tools & Services — 0.5%
Albany Molecular Research, Inc., 1st Lien Term Loan (ICE LIBOR USD 2 Month + 3.25%; ICE LIBOR USD 3 Month + 3.25%), 4.25%, 8/30/2024(b)	3,823	3,706

Machinery — 1.1%
Hillman Group, Inc., Initial Term Loan (ICE LIBOR USD 3 Month + 4.00%), 5.07%, 5/30/2025(b)	3,623	3,371
Sundyne, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 5.25%, 3/17/2027(b)	2,925	2,615
Titan Acquisition Ltd., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 4.45%, 3/28/2025(b)	2,974	2,685

		8,671

Media — 10.8%
Altice Financing SA, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.93%, 7/15/2025(b)	5,249	4,956
Altice Financing SA, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 2.92%, 1/31/2026(b)	1,048	988
CBS Radio, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.67%, 11/18/2024(b)	2,870	2,590
Cineworld Finance US, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.25%), 3.32%, 2/28/2025(b)	1,652	1,216
Clear Channel Outdoor Holdings Inc., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 3.50%; ICE LIBOR USD 3 Month + 3.50%), 4.26%, 8/21/2026(b)	12,338	11,449
CSC Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.25%), 2.43%, 7/17/2025(b)	6,772	6,505
CSC Holdings LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 2.43%, 1/15/2026(b)	9,121	8,769
Cumulus Media New Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.82%, 3/31/2026(b)	4,696	4,004
GoodRx, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.92%, 10/10/2025(b)	3,664	3,553
Gray Television, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.25%), 2.58%, 2/7/2024(b)	1,120	1,084
(ICE LIBOR USD 1 Month + 2.50%), 2.83%, 1/2/2026(b)	3,363	3,274
Hoya Midco LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.50%), 4.57%, 6/30/2024(b)	4,843	3,834

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
iHeartCommunications, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 3.17%, 5/1/2026(b)	7,586		7,073
Meredith Corp., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.50%), 3.26%, 1/31/2025(b)	4,032		3,886
Midcontinent Communications., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 2.74%, 8/15/2026(b)	1,937		1,888
Mission Broadcasting, Inc., 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 2.25%), 2.62%, 1/17/2024(b)	349		336
Nexstar Broadcasting Group, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 2.42%, 1/17/2024(b)	1,358		1,306
Nexstar Broadcasting, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.12%, 9/18/2026(b)	5,584		5,371
Numericable US LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.69%), 3.87%, 1/31/2026(b)	6,221		5,935
Red Ventures LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.67%, 11/8/2024(b)	1,731		1,644
Shutterfly, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 6.00%), 7.45%, 9/25/2026(b)	2,400		2,115

			81,776

Multiline Retail — 0.2%
Neiman Marcus Group Ltd. 0.00%, 12/30/2023‡(c)(f)	537		540
Neiman Marcus Group Ltd. LLC, 1st Lien DIP Term Loan (ICE LIBOR USD 3 Month + 1.12%), 5.70%, 5/11/2050‡(b)(c)	151		151
Neiman Marcus Group Ltd. LLC, Term Loan
(ICE LIBOR USD 1 Month + 6.00%), 10.25%, 10/25/2023(b)(c)	2,543		593
(ICE LIBOR USD 1 Month + 6.50%), 10.75%, 10/25/2023(b)	2,365		473

			1,757

Oil, Gas & Consumable Fuels — 3.1%
Buckeye Partners LP, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 3.12%, 11/1/2026(b)	2,398		2,326
California Resources Corp., Senior Secured First Out (ICE LIBOR USD 3 Month + 4.75%), 5.75%, 12/31/2022(b)	2,977		756
CITGO Holding, Inc., 1st Lien Term Loan B (ICE LIBOR USD 6 Month + 7.00%), 8.00%, 8/1/2023(b)(c)	2,053		1,856
Grizzly Acquisitions Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 4.68%, 10/1/2025(b)	2,688		2,463
Gulf Finance LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.25%; ICE LIBOR USD 3 Month + 5.25%), 6.42%, 8/25/2023(b)	5,486		3,146
Kestrel Acquisition LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 5.25%, 6/2/2025(b)	3,507		2,942
Medallion Midland Acquisition LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.25%, 10/30/2024(b)	2,878		2,407
Moda Midstream LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.65%, 9/29/2025(b)	2,454		2,272
Oryx Midstream Services LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.17%, 5/22/2026(b)	3,722		3,145
Prairie ECI Acquiror LP, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.75%), 6.20%, 3/11/2026(b)	2,375		2,138
Ultra Resources, Inc., Term Loan (ICE LIBOR USD 3 Month + 4.00%), 5.45%, 4/12/2024(b)(c)	—	(e)	—	(e)

			23,451

Pharmaceuticals — 4.1%
Concordia Healthcare Corp., Initial Dollar Term Loan (Canada) (ICE LIBOR USD 3 Month + 5.50%), 6.57%, 9/6/2024(b)(c)	13,656		12,094
Endo Pharmaceuticals, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 5.00%, 4/29/2024(b)	2,061		1,923
Valeant Pharmaceuticals International, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.17%, 6/2/2025(b)	17,544		17,175

			31,192

Real Estate Management & Development — 0.8%
CityCenter Holdings LLC, Term B Loan (ICE LIBOR USD 1 Month + 2.25%), 3.00%, 4/18/2024(b)	6,262		5,858

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Road & Rail — 1.1%
Genesee & Wyoming, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 2.00%), 3.45%, 12/30/2026(b)	3,624	3,542
Hertz Corp. (The), 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 3.51%, 6/30/2023(b)	6,097	4,653

		8,195

Software — 3.0%
Ascend Learning LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.00%, 7/12/2024(b)	3,069	2,936
Barracuda Networks, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 4.52%, 2/12/2025(b)	2,433	2,349
Cornerstone On Demand, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 5.35%, 4/22/2027(b)	1,110	1,093
Greeneden US Holdings II LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.42%, 12/1/2023(b)	4,286	4,150
Informatica LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.42%, 2/25/2027(b)(c)	3,584	3,411
Landesk Software Group, Inc., 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 9.00%), 10.00%, 1/20/2025(b)	830	700
Misys, Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.50%, 6/13/2024(b)	3,135	2,843
Project Boost Purchaser LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 3.67%, 6/1/2026(b)	578	541
Qlik Technologies, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 5.38%, 4/26/2024(b)	2,465	2,336
The Ultimate Software Group, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 3.92%, 5/4/2026(b)	2,393	2,312

		22,671

Specialty Retail — 2.4%
Claire’s Stores, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 6.50%), 8.42%, 12/18/2026(b)(g)	2,711	2,061
Digicert, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.00%), 4.17%, 10/16/2026(b)	2,460	2,372
PetSmart, Inc., Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 5.00%, 3/11/2022(b)	5,545	5,442
Staples, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 5.00%), 5.69%, 4/16/2026(b)	9,370	8,275

		18,150

Technology Hardware, Storage & Peripherals — 1.2%
KDC US Holding Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 3.92%, 12/22/2025(b)	6,418	6,011
Quest Software US Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.25%), 5.01%, 5/16/2025(b)	2,289	2,179
Quest Software US Holdings, Inc., 2nd Lien Term Loan (ICE LIBOR USD 3 Month + 8.25%), 9.01%, 5/18/2026(b)	1,089	891

		9,081

Textiles, Apparel & Luxury Goods — 0.2%
Samsonite International S.A, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 1.92%, 4/25/2025(b)	1,668	1,524

Wireless Telecommunication Services — 1.8%
T-Mobile USA, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 3.17%, 4/1/2027(b)(c)	13,635	13,632

TOTAL LOAN ASSIGNMENTS (Cost $705,575)		644,766

CORPORATE BONDS — 9.3%
Air Freight & Logistics — 0.2%
XPO Logistics, Inc. 6.13%, 9/1/2023(h)	1,800	1,823

Airlines — 0.2%
American Airlines Group, Inc. 5.00%, 6/1/2022(h)	2,505	1,453

Auto Components — 0.9%
Adient US LLC 7.00%, 5/15/2026(h)	940	964
Allison Transmission, Inc. 5.00%, 10/1/2024(h)	2,950	2,971
American Axle & Manufacturing, Inc. 6.63%, 10/15/2022	2,662	2,642

		6,577

Chemicals — 0.3%
Trinseo Materials Operating SCA 5.38%, 9/1/2025(h)	2,750	2,626

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Commercial Services & Supplies — 0.4%
ILFC E-Capital Trust I (USD Constant Maturity 30 Year + 1.55%), 3.33%, 12/21/2065(b)(h)	6,745	2,917

Communications Equipment — 0.3%
Plantronics, Inc. 5.50%, 5/31/2023(h)	3,200	2,448

Construction & Engineering — 0.2%
MasTec, Inc. 4.88%, 3/15/2023	1,500	1,500

Consumer Finance — 0.5%
Ford Motor Credit Co. LLC 5.88%, 8/2/2021	3,500	3,509

Containers & Packaging — 0.4%
Ardagh Packaging Finance plc 6.00%, 2/15/2025(h)	2,000	2,062
Berry Global, Inc. 4.88%, 7/15/2026(h)	800	836

		2,898

Diversified Telecommunication Services — 0.6%
CCO Holdings LLC
5.88%, 4/1/2024(h)	1,000	1,027
5.38%, 5/1/2025(h)	1,000	1,028
5.00%, 2/1/2028(h)	2,150	2,252

		4,307

Electric Utilities — 0.0%(i)
Texas Competitive Electric Holdings Co. LLC 8.50%, 10/20/2020‡(d)	75,000	30

Electronic Equipment, Instruments & Components — 0.2%
Ingram Micro, Inc. 5.00%, 8/10/2022	1,400	1,346

Entertainment — 0.1%
Cinemark USA, Inc. 4.88%, 6/1/2023	1,279	1,130

Equity Real Estate Investment Trusts (REITs) — 0.4%
Equinix, Inc. 5.88%, 1/15/2026	1,500	1,571
HAT Holdings I LLC 5.25%, 7/15/2024(h)	1,200	1,215

		2,786

Food Products — 0.3%
JBS USA LUX SA 5.88%, 7/15/2024(h)	2,000	2,033

Health Care Providers & Services — 0.4%
Centene Corp. 4.75%, 1/15/2025	1,057	1,091
HCA, Inc. 5.38%, 2/1/2025	2,000	2,196

		3,287

Health Care Technology — 0.1%
IQVIA, Inc. 5.00%, 10/15/2026(h)	700	741

Hotels, Restaurants & Leisure — 0.5%
CCM Merger, Inc. 6.00%, 3/15/2022(h)	732	684
Sabre GLBL, Inc. 5.38%, 4/15/2023(h)	2,400	2,274
Six Flags Entertainment Corp. 4.88%, 7/31/2024(h)	1,268	1,192

		4,150

Household Durables — 0.3%
Tempur Sealy International, Inc. 5.63%, 10/15/2023	2,000	2,000

Household Products — 0.3%
Spectrum Brands, Inc. 6.13%, 12/15/2024	2,000	2,050

Machinery — 0.5%
ATS Automation Tooling Systems, Inc. (Canada) 6.50%, 6/15/2023(h)	1,500	1,523
Colfax Corp. 6.00%, 2/15/2024(h)	2,000	2,080

		3,603

Media — 0.6%
Clear Channel Worldwide Holdings, Inc. 9.25%, 2/15/2024	3,082	2,803
Gray Television, Inc. 5.13%, 10/15/2024(h)	2,000	2,025

		4,828

Metals & Mining — 0.0%(i)
Freeport-McMoRan, Inc. 3.88%, 3/15/2023	250	252

Oil, Gas & Consumable Fuels — 0.6%
DCP Midstream Operating LP 3.88%, 3/15/2023	250	236
PBF Logistics LP 6.88%, 5/15/2023	500	476
Summit Midstream Holdings LLC 5.50%, 8/15/2022	500	240
Sunoco LP 4.88%, 1/15/2023	250	254
Targa Resources Partners LP 5.25%, 5/1/2023	250	251
TerraForm Power Operating LLC 4.25%, 1/31/2023(h)	2,709	2,757

		4,214

Pharmaceuticals — 0.1%
Bausch Health Cos., Inc. 7.00%, 3/15/2024(h)	1,000	1,035

Road & Rail — 0.1%
Avis Budget Car Rental LLC 5.50%, 4/1/2023	579	499

Semiconductors & Semiconductor Equipment — 0.2%
Microchip Technology, Inc. 4.25%, 9/1/2025(h)(j)	1,835	1,847

Trading Companies & Distributors — 0.3%
United Rentals North America, Inc. 4.63%, 10/15/2025	2,000	2,034

Wireless Telecommunication Services — 0.3%
Sprint Corp. 7.88%, 9/15/2023	2,300	2,611

TOTAL CORPORATE BONDS (Cost $73,998)		70,534

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
PREFERRED STOCKS — 0.6%
Specialty Retail — 0.6%
Claire’s Stores, Inc.*‡ (Cost $1,124)	2		4,155

COMMON STOCKS — 0.4%
Aerospace & Defense — 0.1%
Remington Outdoor Co., Inc.*‡	419		497

Food & Staples Retailing — 0.0%(i)
Moran Foods Backstop Equity*‡	167		167

Media — 0.1%
Clear Channel Outdoor Holdings, Inc.*	369		357
iHeartMedia, Inc., Class A*	18		160

			517

Oil, Gas & Consumable Fuels — 0.0%(i)
Southcross Holdco Equity*‡	1		12

Software — 0.0%(i)
Avaya Holdings Corp.*	—	(e)	1

Specialty Retail — 0.2%
Claire’s Stores, Inc.*‡	3		1,863

TOTAL COMMON STOCKS (Cost $10,252)			3,057

	No. of Rights (000)
RIGHTS — 0.2%
Independent Power and Renewable Electricity Producers — 0.2%
Vistra Energy Corp., expiring 12/31/2049*‡ (Cost $ —)	1,250		1,344

	No. of Warrants (000)
WARRANTS — 0.1%
Wireless Telecommunication Services — 0.1%
iHeartMedia Capital I LLC expiring 5/2/2039, price 1.00 USD*‡ (Cost $2,479)	138		1,108

	Shares (000)
SHORT-TERM INVESTMENTS — 4.2%
INVESTMENT COMPANIES — 4.2%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.09%(k)(l)(Cost $31,766)	31,766		31,766

Total Investments — 100.3% (Cost $825,194)			756,730
Liabilities in Excess of Other Assets — (0.3)%			(2,028)

Net Assets — 100.0%			754,702

Percentages indicated are based on net assets.

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Abbreviations

DIP	Debtor-in-Possession
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
USD	United States Dollar
(a)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2020.
(c)	All or a portion of this security is unsettled as of May 31, 2020. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(d)	Defaulted security.
(e)	Amount rounds to less than one thousand.
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2020.
(g)	Fund is subject to legal or contractual restrictions on the resale of the security.
(h)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(i)	Amount rounds to less than 0.1% of net assets.
(j)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(k)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of May 31, 2020.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2020.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Aerospace & Defense	$—	$—	$497	$497
Food & Staples Retailing	—	—	167	167
Media	517	—	—	517
Oil, Gas & Consumable Fuels	—	—	12	12
Software	1	—	—	1
Specialty Retail	—	—	1,863	1,863

Total Common Stocks	518	—	2,539	3,057

Corporate Bonds
Air Freight & Logistics	—	1,823	—	1,823
Airlines	—	1,453	—	1,453
Auto Components	—	6,577	—	6,577
Chemicals	—	2,626	—	2,626
Commercial Services & Supplies	—	2,917	—	2,917
Communications Equipment	—	2,448	—	2,448
Construction & Engineering	—	1,500	—	1,500
Consumer Finance	—	3,509	—	3,509
Containers & Packaging	—	2,898	—	2,898
Diversified Telecommunication Services	—	4,307	—	4,307
Electric Utilities	—	—	30	30
Electronic Equipment, Instruments & Components	—	1,346	—	1,346
Entertainment	—	1,130	—	1,130
Equity Real Estate Investment Trusts (REITs)	—	2,786	—	2,786
Food Products	—	2,033	—	2,033
Health Care Providers & Services	—	3,287	—	3,287
Health Care Technology	—	741	—	741
Hotels, Restaurants & Leisure	—	4,150	—	4,150
Household Durables	—	2,000	—	2,000
Household Products	—	2,050	—	2,050
Machinery	—	3,603	—	3,603
Media	—	4,828	—	4,828
Metals & Mining	—	252	—	252
Oil, Gas & Consumable Fuels	—	4,214	—	4,214
Pharmaceuticals	—	1,035	—	1,035
Road & Rail	—	499	—	499
Semiconductors & Semiconductor Equipment	—	1,847	—	1,847
Trading Companies & Distributors	—	2,034	—	2,034
Wireless Telecommunication Services	$—	$2,611	$—	$2,611

Total Corporate Bonds	—	70,504	30	70,534

Loan Assignments
Aerospace & Defense	—	12,145	—	12,145
Air Freight & Logistics	—	2,039	—	2,039
Airlines	—	5,248	—	5,248
Auto Components	—	10,290	—	10,290
Automobiles	—	6,493	—	6,493
Building Products	—	4,481	—	4,481
Chemicals	—	26,791	—	26,791
Commercial Services & Supplies	—	7,205	—	7,205
Communications Equipment	—	15,475	—	15,475
Construction & Engineering	—	8,876	—	8,876
Containers & Packaging	—	21,376	—	21,376
Diversified Consumer Services	—	14,360	—	14,360
Diversified Financial Services	—	4,856	—	4,856
Diversified Telecommunication Services	—	55,966	—	55,966
Electric Utilities	—	15,043	—	15,043
Electrical Equipment	—	10,267	—	10,267
Electronic Equipment, Instruments & Components	—	4,994	—	4,994
Entertainment	—	7,828	—	7,828
Equity Real Estate Investment Trusts (REITs)	—	7,945	—	7,945
Food & Staples Retailing	—	4,986	4,174	9,160
Food Products	—	26,919	—	26,919
Health Care Providers & Services	—	42,037	—	42,037
Hotels, Restaurants & Leisure	—	42,632	—	42,632
Household Products	—	8,895	—	8,895
Independent Power and Renewable Electricity Producers	—	4,996	—	4,996
Insurance	—	13,536	—	13,536
IT Services	—	13,364	—	13,364
Leisure Products	—	6,728	5,157	11,885
Life Sciences Tools & Services	—	3,706	—	3,706
Machinery	—	8,671	—	8,671
Media	—	81,776	—	81,776
Multiline Retail	—	1,066	691	1,757
Oil, Gas & Consumable Fuels	—	23,451	—	23,451
Pharmaceuticals	—	31,192	—	31,192
Real Estate Management & Development	—	5,858	—	5,858
Road & Rail	—	8,195	—	8,195
Software	—	22,671	—	22,671
Specialty Retail	—	18,150	—	18,150
Technology Hardware, Storage & Peripherals	—	9,081	—	9,081
Textiles, Apparel & Luxury Goods	$—	$1,524	$—	$1,524
Wireless Telecommunication Services	—	13,632	—	13,632

Total Loan Assignments	—	634,744	10,022	644,766

Preferred Stocks	—	—	4,155	4,155
Rights	—	—	1,344	1,344
Warrants	—	—	1,108	1,108
Short-Term Investments
Investment Companies	31,766	—	—	31,766

Total Investments in Securities	$32,284	$705,248	$19,198	$756,730

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 29, 2020		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3		Balance as May 31, 2020
Investments in Securities:
Common Stocks - Aerospace & Defense	$293		$—	$204	$—	$—	$—	$—	$—		$497
Common Stocks - Food & Staples Retailing	—		—	49	—	118	—	—	—		167.00
Common Stocks - Oil, Gas & Consumable Fuels	106		—	(94)	—	—	—	—	—		12
Common Stocks - Specialty Retail	2,034		—	(171)	—	—	—	—	—		1,863
Corporate Bonds - Electric Utilities	38		—	(8)	—	—	—	—	—		30
Corporate Bonds - Wireless Telecommunication Services	—	(a)	14	— (b)	—	—	(14)	—	—		—	(a)
Loan Assignments - Food & Staples Retailing	—		—	1,444	74	2,656	—	—	—		4,174
Loan Assignments - Leisure Products	5,154		—	—	—	3	—	—	—	(b)	5,157
Loan Assignments - Multiline Retail	—		—	5	—	906	(220)	—	—		691
Preferred Stocks - Specialty Retail	3,880		—	275	—	—	—	—	—		4,155
Rights - Independent Power and Renewable Electricity Producers	1,337		—	7	—	—	—	—	—		1,344
Warrants - Wireless Telecommunication Services	1,939		—	(831)	—	—	—	—	—		1,108

Total	$14,781		$14	$880	$74	$3,683	$(234)	$—	$—	(b)	$19,198

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Value is zero.
(b)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2020, which were valued using significant unobservable inputs (level 3), amounted to approximately $880,000.

There were no significant transfers into or out of level 3 for the period ended May 31, 2020.

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at May 31, 2020	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$1,611	Terms of Exchange Offer	Expected Recovery	100.00% (100.00%	)
	2,563	Market Comparable Companies	EBITDA Multiple (b)	6.0x (6.0x	)

Loan Assignments	4,174

	167	Market Comparable Companies	EBITDA Multiple (b)	6.0x (6.0x	)

Common Stocks	167

Total	$4,341

#

The table above does not include certain level 3 investments that are valued by brokers and pricing services. At May 31, 2020, the value of these investments was approximately $14,857,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended May 31, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2020	Shares at May 31, 2020	Dividend Income		Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares(a)	$851	$761	$1,612	$—	$—	$—	—	$—	(c)	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.09%(a)(b)	72,982	130,437	171,653	—	—	31,766	31,766	31		—

Total	$73,833	$131,198	$173,265	$—	$—	$31,766		$31		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2020.
(c)	Amount rounds to less than one thousand.